Equity - Schedule of Grants of Deferred Share Units, Restricted Share Units and Performance Share Units under Long-Term Incentive Plan (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Deferred Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted, Fair Value	$ 492
Change in value, Fair Value	(77)
Ending balance, Fair Value	415
Restricted Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted, Fair Value	762
Change in value, Fair Value	(119)
Ending balance, Fair Value	643
Performance Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted, Fair Value	1,318
Change in value, Fair Value	(228)
Ending balance, Fair Value	$ 1,090